Leases (Future Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021		$ 175
2022		166
2023		4
Total undiscounted lease payments		345
Less: imputed interest		(40)
Present value of lease liabilities		305
Less: current obligations under leases	$ (164)	(146)	$ (250)
Long-term lease obligations	$ 34	$ 159	$ 305